Segment information - Segment EBITA and Segment EBITDA (Details) $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Revenue	¥ 868,687,000,000	$ 126,491	¥ 853,062,000,000	¥ 717,289,000,000
Income (Loss) from operations	100,351,000,000	14,612	69,638,000,000	89,678,000,000
Add: Share-based compensation expense	30,831,000,000	4,489	23,971,000,000	50,120,000,000
Add: Amortization of intangible assets	13,504,000,000	1,967	11,647,000,000	12,427,000,000
Add: Impairment of goodwill	2,714,000,000	395	25,141,000,000	0
Add: Equity-settled donation expense	511,000,000	$ 75
Add: Anti-monopoly Fine				18,228,000,000
China commerce
Revenue	582,731,000,000		591,580,000,000	501,379,000,000
Income (Loss) from operations	172,191,000,000		172,536,000,000	197,232,000,000
Add: Share-based compensation expense	7,969,000,000		7,078,000,000	14,505,000,000
Add: Amortization of intangible assets	4,702,000,000		2,817,000,000	1,922,000,000
Adjusted Earnings before Interest, Taxes and Amortization, Total	¥ 184,862,000,000		¥ 182,431,000,000	¥ 213,659,000,000
Adjusted EBITA margin	32.00%	32.00%	31.00%	43.00%
International commerce
Revenue	¥ 69,204,000,000		¥ 61,078,000,000	¥ 48,851,000,000
Income (Loss) from operations	(8,429,000,000)		(10,655,000,000)	(9,361,000,000)
Add: Share-based compensation expense	2,716,000,000		1,569,000,000	4,223,000,000
Add: Amortization of intangible assets	93,000,000		95,000,000	206,000,000
Adjusted Earnings before Interest, Taxes and Amortization, Total	¥ (5,620,000,000)		¥ (8,991,000,000)	¥ (4,932,000,000)
Adjusted EBITA margin	(8.00%)	(8.00%)	(15.00%)	(10.00%)
Local consumer services
Revenue	¥ 50,112,000,000		¥ 44,616,000,000	¥ 35,746,000,000
Income (Loss) from operations	(23,302,000,000)		(30,802,000,000)	(29,197,000,000)
Add: Share-based compensation expense	3,672,000,000		2,556,000,000	4,972,000,000
Add: Amortization of intangible assets	5,609,000,000		6,154,000,000	7,852,000,000
Adjusted Earnings before Interest, Taxes and Amortization, Total	¥ (14,021,000,000)		¥ (22,092,000,000)	¥ (16,373,000,000)
Adjusted EBITA margin	(28.00%)	(28.00%)	(50.00%)	(46.00%)
Cainiao
Revenue	¥ 55,681,000,000		¥ 46,107,000,000	¥ 37,258,000,000
Income (Loss) from operations	(3,622,000,000)		(3,920,000,000)	(3,964,000,000)
Add: Share-based compensation expense	2,218,000,000		1,396,000,000	1,956,000,000
Add: Amortization of intangible assets	1,013,000,000		1,059,000,000	1,195,000,000
Adjusted Earnings before Interest, Taxes and Amortization, Total	¥ (391,000,000)		¥ (1,465,000,000)	¥ (813,000,000)
Adjusted EBITA margin	(1.00%)	(1.00%)	(3.00%)	(2.00%)
Cloud
Revenue	¥ 77,203,000,000		¥ 74,568,000,000	¥ 60,558,000,000
Income (Loss) from operations	(5,151,000,000)		(5,167,000,000)	(12,479,000,000)
Add: Share-based compensation expense	6,561,000,000		6,297,000,000	10,205,000,000
Add: Amortization of intangible assets	12,000,000		16,000,000	23,000,000
Adjusted Earnings before Interest, Taxes and Amortization, Total	¥ 1,422,000,000		¥ 1,146,000,000	¥ (2,251,000,000)
Adjusted EBITA margin	2.00%	2.00%	2.00%	(4.00%)
Digital media and entertainment
Revenue	¥ 31,482,000,000		¥ 32,272,000,000	¥ 31,186,000,000
Income (Loss) from operations	(4,638,000,000)		(7,019,000,000)	(10,321,000,000)
Add: Share-based compensation expense	1,756,000,000		1,520,000,000	3,281,000,000
Add: Amortization of intangible assets	1,008,000,000		809,000,000	922,000,000
Add: Impairment of goodwill	2,714,000,000		25,141,000,000
Adjusted Earnings before Interest, Taxes and Amortization, Total	¥ (1,874,000,000)		¥ (4,690,000,000)	¥ (6,118,000,000)
Adjusted EBITA margin	(6.00%)	(6.00%)	(15.00%)	(20.00%)
Innovation initiatives and others
Revenue	¥ 2,274,000,000		¥ 2,841,000,000	¥ 2,311,000,000
Income (Loss) from operations	(9,409,000,000)		(9,424,000,000)	(7,802,000,000)
Add: Share-based compensation expense	1,658,000,000		1,839,000,000	2,518,000,000
Add: Amortization of intangible assets	844,000,000		456,000,000	83,000,000
Adjusted Earnings before Interest, Taxes and Amortization, Total	¥ (6,907,000,000)		¥ (7,129,000,000)	¥ (5,201,000,000)
Adjusted EBITA margin	(304.00%)	(304.00%)	(251.00%)	(225.00%)
Total segments
Revenue	¥ 868,687,000,000		¥ 853,062,000,000	¥ 717,289,000,000
Income (Loss) from operations	117,640,000,000		105,549,000,000	124,108,000,000
Add: Share-based compensation expense	26,550,000,000		22,255,000,000	41,660,000,000
Add: Amortization of intangible assets	13,281,000,000		11,406,000,000	12,203,000,000
Adjusted Earnings before Interest, Taxes and Amortization, Total	157,471,000,000		139,210,000,000	177,971,000,000
Unallocated
Income (Loss) from operations	(17,289,000,000)		(35,911,000,000)	(34,430,000,000)
Add: Share-based compensation expense	4,281,000,000		1,716,000,000	8,460
Add: Amortization of intangible assets	223,000,000		241,000,000	224,000,000
Add: Impairment of goodwill	2,714,000,000		25,141,000,000
Add: Equity-settled donation expense	511,000,000
Add: Anti-monopoly Fine				18,228,000,000
Adjusted Earnings before Interest, Taxes and Amortization, Total	¥ (9,560,000,000)		¥ (8,813,000,000)	¥ (7,518,000,000)